Future Minimum Lease Payments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Operating Leased Assets [Line Items]
2021	₨ 11,411.4	$ 151.4
2022	10,617.5	140.8
2023	9,808.5	130.1
2024	8,839.5	117.3
2025	8,227.8	109.1
Thereafter	48,321.0	640.9
Total	97,225.7	1,289.6
Less: imputed interest	31,610.6	419.3
Total operating lease liabilities	₨ 65,615.1	$ 870.3	₨ 0.0
Weighted average remaining lease term (in years)	10 years 3 months 18 days	10 years 3 months 18 days
Weighted average discount rate	7.40%	7.40%